Restricted cash (Tables)	12 Months Ended
Jun. 30, 2023
Restricted cash
Schedule of restricted cash

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Bank deposits held in an escrow bank account (i)	5,772	1,391
Bank deposits frozen for legal proceedings (ii)	26,604	25,682
	32,376	27,073

Notes:

(i)	The balance represented cash held in an escrow bank account in the PRC with designated usage of settlement with franchisees.
(ii)	The balance mainly represented deposits frozen for the lawsuit relating to illicit competition as disclosed in Note 31(b).